Segment information - Segment revenue to segment operating income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 42,270	€ 42,238	€ 41,381
External purchases	(17,691)	(17,860)	(18,563)
Other operating income	604	720	580
Other operating expenses	(789)	(599)	(505)
Labor expenses	(8,490)	(8,494)	(9,074)
Operating taxes and levies	(1,924)	(1,827)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities	228	277	197
Restructuring and integration costs			(199)
Reported EBITDA			11,977
Depreciation and amortization of fixed assets	(7,134)	(7,110)	(7,047)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Operating income	5,521	5,930	4,829
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(6)
Other operating expenses	(229)	(72)	(9)
Labor expenses	(25)	(24)	(806)
Operating taxes and levies			(31)
Gains (losses) on disposal of fixed assets, investments and activities	228	277	17
Restructuring and integration costs			(199)
Adjusted EBITDA			(1,028)
Significant litigations			33
Specific labor expenses			812
Investments and businesses portfolio review			(17)
Restructuring and integration costs			200
Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Revenue	42,270	42,238	41,381
External purchases	(17,684)	(17,860)	(18,563)
Other operating income	604	720	580
Other operating expenses	(560)	(527)	(496)
Labor expenses	(8,465)	(8,470)	(8,268)
Operating taxes and levies	(1,924)	(1,827)	(1,809)
Gains (losses) on disposal of fixed assets, investments and activities			180
Adjusted EBITDA			13,005
Significant litigations			(33)
Specific labor expenses			(812)
Investments and businesses portfolio review			17
Restructuring and integration costs			(200)
Reported EBITDA			11,977
Depreciation and amortization of fixed assets	(7,134)	(7,110)	(7,047)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Operating income	5,521	5,930	4,829
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	42,277	42,242	41,384
External purchases	(17,582)	(17,769)	(18,479)
Other operating income	539	694	556
Other operating expenses	(524)	(515)	(484)
Labor expenses	(8,390)	(8,397)	(8,198)
Operating taxes and levies	(1,923)	(1,827)	(1,808)
Gains (losses) on disposal of fixed assets, investments and activities			180
Adjusted EBITDA			13,151
Significant litigations			(33)
Specific labor expenses			(811)
Investments and businesses portfolio review			17
Restructuring and integration costs			(200)
Reported EBITDA			12,124
Depreciation and amortization of fixed assets	(7,106)	(7,086)	(7,026)
Reclassification of translation adjustment from liquidated entities		12	1
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	(30)	73	(49)
Share of profits (losses) of associates and joint ventures	(2)	8	3
Operating income	5,715	6,114	4,997
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,461	18,154	18,211
External purchases	(7,101)	(7,036)	(7,167)
Other operating income	1,303	1,392	1,377
Other operating expenses	(592)	(553)	(535)
Labor expenses	(3,663)	(3,730)	(3,833)
Operating taxes and levies	(955)	(893)	(977)
Adjusted EBITDA			7,076
Specific labor expenses			(614)
Restructuring and integration costs			(114)
Reported EBITDA			6,348
Depreciation and amortization of fixed assets	(3,157)	(3,179)	(3,148)
Impairment of fixed assets	(15)	(1)	(2)
Share of profits (losses) of associates and joint ventures	(1)
Operating income	3,809	3,892	3,198
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	10,580	11,051	11,023
External purchases	(5,959)	(6,213)	(6,601)
Other operating income	293	369	283
Other operating expenses	(358)	(380)	(379)
Labor expenses	(912)	(949)	(944)
Operating taxes and levies	(238)	(244)	(254)
Gains (losses) on disposal of fixed assets, investments and activities			80
Adjusted EBITDA			3,208
Significant litigations			(31)
Restructuring and integration costs			(15)
Reported EBITDA			3,162
Depreciation and amortization of fixed assets	(2,187)	(2,195)	(2,269)
Impairment of fixed assets	(8)	(15)	1
Share of profits (losses) of associates and joint ventures	0	1
Operating income	796	1,009	894
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,951	5,280	5,349
External purchases	(2,774)	(2,907)	(3,204)
Other operating income	141	221	155
Other operating expenses	(185)	(207)	(211)
Labor expenses	(280)	(271)	(263)
Operating taxes and levies	(148)	(160)	(161)
Gains (losses) on disposal of fixed assets, investments and activities			35
Adjusted EBITDA			1,700
Significant litigations			(31)
Restructuring and integration costs			(9)
Reported EBITDA			1,660
Depreciation and amortization of fixed assets	(1,059)	(1,076)	(1,105)
Impairment of fixed assets	0
Operating income	407	626	555
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,638	5,783	5,687
External purchases	(3,194)	(3,318)	(3,412)
Other operating income	153	148	130
Other operating expenses	(173)	(173)	(168)
Labor expenses	(632)	(678)	(681)
Operating taxes and levies	(90)	(84)	(93)
Gains (losses) on disposal of fixed assets, investments and activities			45
Adjusted EBITDA			1,508
Restructuring and integration costs			(6)
Reported EBITDA			1,502
Depreciation and amortization of fixed assets	(1,129)	(1,119)	(1,164)
Impairment of fixed assets	(8)	(15)	1
Share of profits (losses) of associates and joint ventures	0	1
Operating income	389	383	339
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(9)	(12)	(13)
External purchases	9	12	15
Other operating income	0	0	(2)
Other operating expenses	0	0
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,834	5,646	5,190
External purchases	(2,443)	(2,451)	(2,521)
Other operating income	76	72	68
Other operating expenses	(212)	(245)	(231)
Labor expenses	(514)	(507)	(468)
Operating taxes and levies	(552)	(495)	(391)
Gains (losses) on disposal of fixed assets, investments and activities			20
Adjusted EBITDA			1,667
Restructuring and integration costs			(12)
Reported EBITDA			1,655
Depreciation and amortization of fixed assets	(1,011)	(972)	(906)
Reclassification of translation adjustment from liquidated entities		2
Impairment of goodwill		(54)	(56)
Impairment of fixed assets	0	89	(46)
Share of profits (losses) of associates and joint ventures	8	12	12
Operating income	1,027	940	659
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,807	7,820	7,292
External purchases	(4,019)	(3,991)	(3,696)
Other operating income	161	169	148
Other operating expenses	(646)	(634)	(661)
Labor expenses	(2,027)	(1,949)	(1,718)
Operating taxes and levies	(102)	(115)	(120)
Adjusted EBITDA			1,245
Specific labor expenses			(68)
Restructuring and integration costs			(24)
Reported EBITDA			1,153
Depreciation and amortization of fixed assets	(410)	(399)	(387)
Impairment of fixed assets		1
Share of profits (losses) of associates and joint ventures	1	1	(1)
Operating income	621	772	765
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,450	1,498	1,534
External purchases	(1,951)	(2,041)	(2,469)
Other operating income	2,076	2,088	2,146
Other operating expenses	(51)	(63)	(35)
Labor expenses	(1,274)	(1,261)	(1,235)
Operating taxes and levies	(75)	(80)	(66)
Gains (losses) on disposal of fixed assets, investments and activities			80
Adjusted EBITDA			(45)
Significant litigations			(2)
Specific labor expenses			(129)
Investments and businesses portfolio review			17
Restructuring and integration costs			(35)
Reported EBITDA			(194)
Depreciation and amortization of fixed assets	(342)	(340)	(316)
Reclassification of translation adjustment from liquidated entities		10	1
Impairment of fixed assets	(7)	(1)	(2)
Share of profits (losses) of associates and joint ventures	(9)	(7)	(8)
Operating income	(538)	(499)	(519)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,855)	(1,926)	(1,866)
External purchases	3,891	3,962	3,975
Other operating income	(3,371)	(3,396)	(3,466)
Other operating expenses	1,335	1,360	1,357
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(7)	(4)	(3)
External purchases	6	5	3
Other operating income	(9)	(17)	(20)
Other operating expenses	11	17	21
Adjusted EBITDA			1
Reported EBITDA			1
Operating income	1	1	1
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(7)	(4)	(3)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(108)	(96)	(87)
Other operating income	75	43	44
Other operating expenses	(47)	(29)	(33)
Labor expenses	(75)	(73)	(70)
Operating taxes and levies	(1)	(1)	(1)
Adjusted EBITDA			(147)
Specific labor expenses			(1)
Reported EBITDA			(148)
Depreciation and amortization of fixed assets	(28)	(24)	(21)
Operating income	€ (195)	€ (186)	€ (169)